PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 66.0% of Net Assets

Non-Convertible Bonds – 59.5%

	ABS Other – 0.4%
$22,641,582	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	$18,067,983
9,503,104	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	4,752,502
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
8,434,189	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(c)(f)	8,314,612

		31,135,097

	Aerospace & Defense – 1.1%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	472,962
10,225,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	10,020,500
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,487,836
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	9,336,600
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	9,476,125
5,310,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 4.253%, 2/15/2067, 144A(g)	4,141,800
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	24,788,771
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025	17,969,298

		79,693,892

	Airlines – 3.0%
20,000,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	20,606,000
130,040,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	130,625,180
1,778,221	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	1,790,551
1,049,908	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	1,045,788
8,783,731	American Airlines Pass Through Certificates, Series 2013-1, Class A, 4.000%, 1/15/2027	9,125,330
1,559,697	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	1,591,172
1,640,326	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	1,684,090
930	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	958
193,163	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022(c)(f)	206,688

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$301,407	Northwest Airlines Pass Through Trust, Series 2002-1, Class G2, (MBIA Insured), 6.264%, 5/20/2023	$312,378
4,685,373	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	4,732,695
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	49,537,400
800,273	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	814,134

		222,072,364

	Automotive – 0.8%
1,210,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,200,925
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,367,022
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,571,168
18,565,000	Ford Motor Credit Co. LLC, 5.596%, 1/07/2022	19,652,719
4,795,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	4,555,250
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,325,390
26,055,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	24,817,387

		58,489,861

	Banking – 4.9%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	7,930,260
983,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	1,011,503
265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	283,112
7,045,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	7,463,343
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	24,735,019
3,450,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	3,578,725
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,485,138
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	19,489,901
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	19,297,292
36,195,000	Morgan Stanley, 4.350%, 9/08/2026	38,812,856
185,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	138,678,773
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	49,196,261

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	$11,999,709
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	41,389,814

		365,351,706

	Brokerage – 1.2%
1,675,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	1,645,135
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	46,082,644
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	21,565,200
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	17,229,331

		86,522,310

	Building Materials – 0.3%
5,565,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	5,495,437
1,859,000	Masco Corp., 6.500%, 8/15/2032	2,193,741
195,000	Masco Corp., 7.125%, 3/15/2020	200,602
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,539,990
10,800,000	Owens Corning, 7.000%, 12/01/2036	12,814,667

		22,244,437

	Cable Satellite – 1.4%
850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	867,797
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	1,007,906
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,389,173
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,599,800
17,880,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	18,572,850
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	16,728,754
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	19,458,411
4,835,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,517,857
135,000	Time Warner Cable LLC, 5.875%, 11/15/2040	146,031
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	9,199,859

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$18,245,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	$18,883,575
6,150,000	Ziggo BV, 5.500%, 1/15/2027, 144A	6,255,842

		103,627,855

	Chemicals – 1.9%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	19,810,000
18,254,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	18,117,095
26,164,000	Hexion, Inc., 7.875%, 2/15/2023(b)(h)	4,513,290
8,757,000	Hexion, Inc., 9.200%, 3/15/2021(b)(h)	1,510,583
21,660,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020(b)(h)	3,736,350
90,205,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	90,719,677
885,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	881,681

		139,288,676

	Construction Machinery – 0.1%
1,310,000	United Rentals North America, Inc., 4.875%, 1/15/2028	1,336,200
3,850,000	United Rentals North America, Inc., 6.500%, 12/15/2026	4,167,625

		5,503,825

	Consumer Cyclical Services – 0.1%
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	5,891,875

	Consumer Products – 0.2%
11,880,000	Avon Products, Inc., 8.950%, 3/15/2043	12,518,550

	Electric – 1.1%
5,093,000	AES Corp. (The), 4.875%, 5/15/2023	5,182,331
9,371,000	AES Corp. (The), 5.500%, 4/15/2025	9,747,902
28,759,664	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	32,251,334
29,959,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	30,024,910
3,570,000	Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	4,489,716

		81,696,193

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Finance Companies – 3.6%
$1,020,000		Antares Holdings LP, 6.000%, 8/15/2023, 144A	$1,036,754
12,710,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	12,579,807
22,945,000		Navient Corp., 5.500%, 1/25/2023	23,575,987
2,260,000		Navient Corp., 5.875%, 10/25/2024	2,285,425
109,950	(††)	Navient Corp., 6.000%, 12/15/2043	2,253,700
47,944,000		Navient Corp., MTN, 6.125%, 3/25/2024	49,142,600
6,490,000		Navient Corp., MTN, 7.250%, 1/25/2022	7,001,088
50,910,000		Navient Corp., Series A, MTN, 5.625%, 8/01/2033	42,382,575
4,360,000		Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	4,338,200
23,115,000		Springleaf Finance Corp., 6.875%, 3/15/2025	25,310,463
4,075,000		Springleaf Finance Corp., 7.125%, 3/15/2026	4,464,672
26,970,000		Springleaf Finance Corp., 7.750%, 10/01/2021	29,498,437
55,015,000		Springleaf Finance Corp., 8.250%, 10/01/2023	63,762,385

			267,632,093

		Financial Other – 0.3%
25,465,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	25,846,975

		Gaming – 0.1%
5,475,000		International Game Technology PLC, 6.250%, 1/15/2027, 144A	5,988,281

		Government Owned - No Guarantee – 0.8%
22,160,000		Pertamina Persero PT, 6.450%, 5/30/2044, 144A	27,117,804
30,955,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	29,933,485

			57,051,289

		Healthcare – 3.9%
40,686,000		HCA, Inc., 5.875%, 5/01/2023	44,241,143
14,620,000		HCA, Inc., 7.050%, 12/01/2027	16,520,600
20,447,000		HCA, Inc., 7.500%, 12/15/2023	22,900,640
24,215,000		HCA, Inc., 7.500%, 11/06/2033	27,847,250

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$14,056,000	HCA, Inc., 7.690%, 6/15/2025	$16,515,800
32,745,000	HCA, Inc., 8.360%, 4/15/2024	37,820,475
10,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	12,437,250
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,820,880
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	970,519
18,365,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	18,456,825
40,800,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	40,953,000
43,749,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	38,608,492
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,038,262

		289,131,136

	Home Construction – 0.8%
151,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	147,225
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035	48,441,500
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	14,063,837
195,000	TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/2024	201,279

		62,853,841

	Independent Energy – 4.1%
540,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	553,078
4,810,000	Antero Resources Corp., 5.625%, 6/01/2023	4,642,612
18,736,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	19,834,866
8,145,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	8,145,000
8,225,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	7,854,875
6,526,000	Bellatrix Exploration Ltd., 9.500% PIK, 3.000% Cash, 12/15/2023(a)(b)(c)(d)(i)(j)	4,307,160
8,645,000	California Resources Corp., 5.500%, 9/15/2021	6,215,063
1,188,000	California Resources Corp., 6.000%, 11/15/2024	689,040
57,490,000	California Resources Corp., 8.000%, 12/15/2022, 144A	43,333,087
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,237,950

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$21,335,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	$19,788,213
39,020,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	34,386,375
15,215,000	Continental Resources, Inc., 3.800%, 6/01/2024	15,643,891
5,450,000	Continental Resources, Inc., 4.500%, 4/15/2023	5,726,215
440,000	Continental Resources, Inc., 5.000%, 9/15/2022	443,611
1,567,000	Halcon Resources Corp., 6.750%, 2/15/2025(c)(f)	470,100
15,580,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	14,782,927
180,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	171,450
12,740,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	12,103,000
19,290,000	Montage Resources Corp., 8.875%, 7/15/2023	16,251,825
1,065,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,065,000
4,780,000	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	4,953,275
2,055,000	QEP Resources, Inc., 5.250%, 5/01/2023	1,977,938
17,908,000	Sanchez Energy Corp., 6.125%, 1/15/2023(c)(f)	805,860
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021(c)(f)	476,000
8,241,000	SM Energy Co., 5.000%, 1/15/2024	7,561,118
15,904,000	SM Energy Co., 6.125%, 11/15/2022	15,784,720
95,000	SM Energy Co., 6.750%, 9/15/2026	89,063
1,110,000	Southwestern Energy Co., 6.200%, 1/23/2025	1,012,875
14,955,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	9,720,750
2,530,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	1,638,175
19,960,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	20,109,700
3,550,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	3,542,474
21,785,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	21,008,909

		306,326,195

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Life Insurance – 0.9%
$3,575,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	$2,987,041
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,333,219
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(c)(f)	32,355,722
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(c)(f)	11,748,469

		63,424,451

	Local Authorities – 0.9%
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	70,401,722

	Media Entertainment – 0.4%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	4,125,523
7,180,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	7,276,212
17,950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	18,555,813

		29,957,548

	Metals & Mining – 1.2%
8,202,122	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(a)(d)(h)(j)	—
2,000,000	AK Steel Corp., 7.625%, 10/01/2021	1,970,000
25,271,000	ArcelorMittal, 6.750%, 3/01/2041	29,456,974
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	10,877,036
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	12,253,425
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,724,025
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	12,428,836
2,110,000	United States Steel Corp., 6.250%, 3/15/2026	1,877,900
11,180,000	United States Steel Corp., 6.650%, 6/01/2037	9,391,200
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,267,478

		90,246,874

	Midstream – 0.6%
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,237,696
13,667,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	13,530,330

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$8,125,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	$8,490,625
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	641,350
11,820,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(k)	10,673,224

		42,573,225

	Oil Field Services – 2.7%
5,989,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(a)(b)(c)(d)(i)	5,270,320
11,165,000	Ensco Rowan PLC, 7.750%, 2/01/2026	8,317,925
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	6,194,400
1,765,000	Noble Holding International Ltd., 7.750%, 1/15/2024	1,345,813
19,385,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	16,677,301
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	8,640,950
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	11,118,500
280,481	Precision Drilling Corp., 6.500%, 12/15/2021	281,182
2,080,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	1,919,840
66,903,750	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	68,994,492
39,300,000	Transocean, Inc., 5.800%, 10/15/2022	38,612,250
42,885,000	Transocean, Inc., 6.800%, 3/15/2038	32,163,750
1,495,000	Transocean, Inc., 7.500%, 4/15/2031	1,270,750

		200,807,473

	Paper – 0.6%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	21,560,140
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,506,939
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	11,793,852
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,559,499

		43,420,430

	Property & Casualty Insurance – 0.3%
12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.857%, 1/15/2033, 144A(e)(g)	8,741,362
17,870,000	XLIT Ltd., 3-month LIBOR + 2.458%, 5.054%, 10/29/2049(g)(k)	17,155,200

		25,896,562

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued
	Retailers – 0.6%
$3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	$3,567,725
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,656,330
7,000	J.C. Penney Corp., Inc., 5.650%, 6/01/2020	6,172
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(c)(f)	7,078,240
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	602,400
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,108,379
23,800,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	23,690,282

		43,709,528

	Supermarkets – 0.3%
11,495,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025(c)(f)	11,584,661
9,465,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024(c)(f)	9,808,106
2,290,000	Safeway, Inc., 7.250%, 2/01/2031(c)(f)	2,244,200

		23,636,967

	Technology – 1.1%
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	61,738,922
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	17,261,694
135,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	158,779
3,355,000	Seagate HDD Cayman, 4.875%, 6/01/2027	3,366,657

		82,526,052

	Transportation Services – 0.1%
10,503,000	APL Ltd., 8.000%, 1/15/2024(c)(f)	8,822,520

	Treasuries – 15.8%
312,000,000	Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	235,776,748
80,645,000	Canadian Government International Bond, 1.750%, 9/01/2019, (CAD)	61,577,296
1,605,660,000	Central Bank of Iceland, 7.250%, 10/26/2022, (ISK)	14,258,503

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
$3,785,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(l)	$4,552,187
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2042, (EUR)(l)	4,799,258
10,000,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	47,368,023
9,930,439	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	50,754,341
4,250,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	22,377,779
7,740,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	40,246,992
27,224,481	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	144,862,962
3,035,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	16,815,422
21,700,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	126,053,611
175,365,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	128,323,647
458,725,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	56,270,489
162,850,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	44,809,779
55,925,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	16,831,314
144,325,000		U.S. Treasury Bond, 3.000%, 8/15/2048	158,283,934

			1,173,962,285

		Wireless – 1.2%
293,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	14,296,034
134,600,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	6,399,088
49,955,000		Sprint Capital Corp., 6.875%, 11/15/2028	51,343,749
6,260,000		Sprint Capital Corp., 8.750%, 3/15/2032	7,245,950
8,200,000		Sprint Corp., 7.125%, 6/15/2024	8,694,460

			87,979,281

		Wirelines – 2.7%
12,810,000		AT&T, Inc., 4.500%, 3/09/2048	13,097,122
14,095,000		AT&T, Inc., 4.550%, 3/09/2049	14,386,780
4,370,000		Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,289,778
7,545,000		Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, 144A, (CAD)	7,373,825

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$1,240,000	CenturyLink, Inc., 5.625%, 4/01/2025	$1,264,800
3,690,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	3,690,000
28,385,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	30,017,137
7,940,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	8,565,275
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	337,764
1,140,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	1,006,050
16,600,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	14,110,000
25,745,000	Level 3 Parent LLC, 5.750%, 12/01/2022	25,970,269
30,646,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	31,258,920
16,440,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	17,056,500
14,223,000	Verizon Communications, Inc., 4.329%, 9/21/2028	15,752,684
6,309,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(h)	4,368,983
8,865,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(h)	6,427,125

		198,973,012

	Total Non-Convertible Bonds (Identified Cost $4,795,643,814)	4,415,204,381

Convertible Bonds – 4.7%

	Cable Satellite – 2.0%
14,660,000	DISH Network Corp., 2.375%, 3/15/2024	13,542,401
138,515,000	DISH Network Corp., 3.375%, 8/15/2026	134,662,079

		148,204,480

	Finance Companies – 0.2%
14,245,000	iStar, Inc., 3.125%, 9/15/2022	14,616,838

	Independent Energy – 0.5%
31,000,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	24,743,533
10,955,000	SM Energy Co., 1.500%, 7/01/2021	10,080,227
6,625,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	6,409,688

		41,233,448

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Convertible Bonds – continued

	Leisure – 0.4%
$27,795,000	Rovi Corp., 0.500%, 3/01/2020	$27,065,937

	Media Entertainment – 0.1%
4,931,976	Liberty Interactive LLC, 3.500%, 1/15/2031	8,360,879

	Pharmaceuticals – 0.0%
870,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	903,169
715,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	801,694

		1,704,863

	Technology – 1.5%
10,415,000	Booking Holdings, Inc., 0.900%, 9/15/2021	11,913,693
8,835,000	Evolent Health, Inc., 2.000%, 12/01/2021	7,853,491
23,990,000	Nuance Communications, Inc., 1.000%, 12/15/2035	22,469,514
11,265,000	Nuance Communications, Inc., 1.250%, 4/01/2025	11,049,613
39,710,000	Nuance Communications, Inc., 1.500%, 11/01/2035	39,723,756
17,000,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	15,266,523

		108,276,590

	Total Convertible Bonds (Identified Cost $356,179,896)	349,463,035

Municipals – 1.8%

	District of Columbia – 0.1%
3,850,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Series D, 8.000%, 10/01/2047	6,021,285

	Illinois – 0.3%
17,570,000	State of Illinois, 5.100%, 6/01/2033	18,502,616

	Michigan – 0.1%
8,470,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	8,487,448

	Puerto Rico – 0.4%
63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(h)	33,068,250

	Virginia – 0.9%
68,715,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	64,821,608

	Total Municipals (Identified Cost $149,366,965)	130,901,207

	Total Bonds and Notes (Identified Cost $5,301,190,675)	4,895,568,623

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued

Senior Loans – 1.5%

	Chemicals – 0.4%
$31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.902%, 12/20/2020(g)	$31,276,612

	Construction Machinery – 0.4%
15,562,263	Onsite Rental Group Pty Ltd., Term Loan B, 1-month LIBOR + 4.500%, 6.904%, 10/26/2022(c)(f)(g)	15,095,394
21,276,992	Onsite Rental Group Pty Ltd., PIK Note, 6.100%, 10/26/2023(b)(c)(f)	16,383,284

		31,478,678

	Financial Other – 0.2%
10,872,120	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.772%, 3/04/2022(g)	10,858,530

	Media Entertainment – 0.4%
25,508,378	iHeartCommunications, Inc., Exit Term Loan, 5/01/2026(m)	25,532,356

	Oil Field Services – 0.0%
2,835,621	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.830%, 3/19/2021(g)	2,699,908

	Technology – 0.1%
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.342%, 4/01/2022(a)(g)	7,320,683

	Total Senior Loans (Identified Cost $119,295,625)	109,166,767

Shares
Common Stocks – 8.4%

	Diversified Telecommunication Services – 3.6%
7,868,481	AT&T, Inc.	263,672,798

	Electronic Equipment, Instruments & Components – 0.5%
1,111,351	Corning, Inc.	36,930,194

	Media – 0.2%
2,500,188	Clear Channel Outdoor Holdings, Inc.(e)	11,800,887
110,654	Dex Media, Inc.(b)(e)	922,080
279,162	iHeartMedia, Inc., Class A(e)	4,201,388

		16,924,355

	Oil, Gas & Consumable Fuels – 0.1%
2,400,565	Bellatrix Exploration Ltd.(a)(b)(c)(d)(e)(i)	293,298
156,902	Paragon Offshore Ltd., Litigation Units, Class A(b)(e)	54,916

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
225,503	Paragon Offshore Ltd., Litigation Units, Class B(a)(b)(d)(e)	$4,510,060
5,886	Frontera Energy Corp.	60,858
1,514	Southcross Holdings Group LLC(b)(e)	—
1,514	Southcross Holdings LP, Class A(b)(e)	794,850
846,398	Chesapeake Energy Corp.(e)	1,650,476

		7,364,458

	Pharmaceuticals – 4.0%
6,514,190	Bristol-Myers Squibb Co.	295,418,517

	Specialty Retail – 0.0%
11,662,687	Onsite Rental Group Pty Ltd.(a)(b)(c)(d)(e)	—

	Total Common Stocks (Identified Cost $493,900,837)	620,310,322

Preferred Stocks – 1.8%

Convertible Preferred Stocks – 1.7%

	Banking – 0.4%
19,062	Bank of America Corp., Series L, 7.250%	26,153,064

	Communications – 0.0%
3,704	Cincinnati Bell, Inc., Series B, 6.750%	136,529

	Independent Energy – 0.5%
172,972	Chesapeake Energy Corp., 4.500%	9,193,462
240,916	Chesapeake Energy Corp., 5.000%	9,817,327
32,522	Chesapeake Energy Corp., Series A, 5.750%, 144A	15,384,450

		34,395,239

	Midstream – 0.6%
43,178	Chesapeake Energy Corp., 5.750%, 144A	20,650,609
23,928	Chesapeake Energy Corp., 5.750%	11,319,080
6,017	Chesapeake Energy Corp., 5.750%	2,877,732
242,297	El Paso Energy Capital Trust I, 4.750%	12,841,741

		47,689,162

	REITs - Diversified – 0.2%
325,207	iStar, Inc., Series J, 4.500%	16,792,501

	Total Convertible Preferred Stocks (Identified Cost $162,047,844)	125,166,495

Shares	Description	Value (†)
Preferred Stocks – continued

Non-Convertible Preferred Stocks – 0.1%

	Finance Companies – 0.0%
10,425	iStar, Inc., Series G, 7.650%	$265,003

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(e)	624,738

	REITs - Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,955,100

	REITs - Warehouse/Industrials – 0.1%
116,192	Prologis, Inc., Series Q, 8.540%	7,790,674

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,568)	10,635,515

	Total Preferred Stocks (Identified Cost $170,588,412)	135,802,010

Closed-End Investment Companies – 0.0%
170,282	NexPoint Strategic Opportunities Fund (Identified Cost $10,230,310)	3,221,735

Warrants – 0.2%
751,946	iHeartMedia, Inc., Expiration on 5/1/2039(e) (Identified Cost $18,045,316)	11,091,204

Principal Amount (‡)
Short-Term Investments – 20.8%
$83,800,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(n)	82,669,994
188,620,309	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $188,643,887 on 7/01/2019 collateralized by $22,005,000 U.S. Treasury Inflation Indexed Note, 0.625% due 4/15/2023 valued at $22,923,797; $20,410,000 U.S. Treasury Note, 2.750% due 5/31/2023 valued at $21,230,196; $43,515,000 U.S. Treasury Note, 2.625% due 6/30/2023 valued at $45,562,903; $100,000,000 U.S. Treasury Note, 1.750% due 5/15/2023 valued at $100,233,400; $2,355,000 U.S. Treasury Note, 2.500% due 8/15/2023 valued at $2,447,316 including accrued interest(o)	188,620,309
100,000,000	U.S. Treasury Bills, 2.050%-2.381%, 9/26/2019(n)(p)	99,498,542
70,000,000	U.S. Treasury Bills, 2.222%, 9/12/2019(n)	69,707,240
18,415,000	U.S. Treasury Bills, 2.306%, 8/22/2019(n)	18,359,168
170,000,000	U.S. Treasury Bills, 2.318%, 11/29/2019(n)	168,527,540
58,000,000	U.S. Treasury Bills, 2.350%, 11/14/2019(n)	57,549,727
125,000,000	U.S. Treasury Bills, 2.360%-2.441%, 9/05/2019(n)(p)	124,520,469

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – continued
$325,000,000	U.S. Treasury Bills, 2.360%-2.445%, 8/29/2019(n)(p)	$323,881,457
410,000,000	U.S. Treasury Bills, 2.435%-2.437%, 8/15/2019(n)(p)	408,927,591

	Total Short-Term Investments (Identified Cost $1,541,184,170)	1,542,262,037

	Total Investments – 98.7% (Identified Cost $7,654,435,345)	7,317,422,698
	Other assets less liabilities – 1.3%	99,566,343

	Net Assets – 100.0%	$7,416,989,041

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$125,393,856	1.7%	$37,201,323	0.5%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Securities subject to restriction on resale. At June 30, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd., 9.500% PIK, 3.000% Cash	6/04/2019	$4,307,160	$4,307,160	0.1%
Bellatrix Exploration Ltd., 8.500%	6/04/2019	5,869,220	5,270,320	0.1%
Bellatrix Exploration Ltd.	6/04/2019	3,016,862	293,298	Less than 0.1%
Dex Media, Inc.	8/12/2016	539,031	922,080	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	22,641,582	18,067,983	0.2%

GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	9,503,104	4,752,502	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	32,732,982	—	—
Hexion, Inc., 7.875%	9/16/2005	22,515,747	4,513,290	0.1%
Hexion, Inc., 9.200%	9/16/2005	7,789,439	1,510,583	Less than 0.1%
Hexion, Inc./Hexion Nova Scotia Finance ULC	1/29/2013	17,826,713	3,736,350	0.1%
Onsite Rental Group Pty Ltd.	10/26/2017	—	—	—
Onsite Rental Group Pty Ltd., PIK Note	10/26/2017	15,532,204	16,383,284	0.2%
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	1,167,146	54,916	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	22,768,653	4,510,060	0.1%
Southcross Holdings Group LLC	4/29/2016	—	—	—
Southcross Holdings LP, Class A	4/29/2016	2,215,133	794,850	Less than 0.1%

(c)	Illiquid security.
(d)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $37,201,323 or 0.5% of net assets.
(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2019, the value of these securities amounted to $125,393,856 or 1.7% of net assets.
(g)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(h)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(i)	Affiliated issuer.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.
(k)	Perpetual bond with no specified maturity date.
(l)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(m)	Position is unsettled. Contract rate was not determined at June 30, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(o)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(p)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $1,125,840,728 or 15.2% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

A summary of affiliated transactions for the period ended June 30, 2019, is as follows:

	Beginning Value	Purchase Cost	Sales Proceeds	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Investment Income
Bellatrix Exploration Ltd., 9.500% PIK, 3.000% Cash	$—	$4,307,160	$—	$21,313	$—	$(21,313)	$4,307,160	$61,182
Bellatrix Exploration Ltd., 8.500%	—	5,869,220	—	1,730	—	(600,630)	5,270,320	37,760
Bellatrix Exploration Ltd.	—	3,016,862	—	—	—	(2,723,564)	293,298	—

	$—	$13,193,242	$—	$23,043	$—	$(3,345,507)	$9,870,778	$98,942

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$8,314,612	$22,820,485	(a)(b)	$31,135,097
Finance Companies	2,253,700	265,378,393	—		267,632,093
Independent Energy	—	302,019,035	4,307,160	(c)	306,326,195
Metals & Mining	—	90,246,874	—	(b)	90,246,874
Oil Field Services	—	195,537,153	5,270,320	(c)	200,807,473
All Other Non-Convertible Bonds*	—	3,519,056,649	—		3,519,056,649

Total Non-Convertible Bonds	2,253,700	4,380,552,716	32,397,965		4,415,204,381

Convertible Bonds*	—	349,463,035	—		349,463,035
Municipals*	—	130,901,207	—		130,901,207

Total Bonds and Notes	2,253,700	4,860,916,958	32,397,965		4,895,568,623

Senior Loans
Technology	—	—	7,320,683	(d)	7,320,683
All Other Senior Loans*	—	101,846,084	—		101,846,084

Total Senior Loans	—	101,846,084	7,320,683		109,166,767

Common Stocks
Media	16,002,275	922,080	—		16,924,355
Oil, Gas & Consumable Fuels	1,711,334	849,766	4,803,358	(c)	7,364,458
Specialty Retail	—	—	—	(b)	—
All Other Common Stocks*	596,021,509	—	—		596,021,509

Total Common Stocks	613,735,118	1,771,846	4,803,358		620,310,322

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	9,193,462	25,201,777	—		34,395,239
Midstream	12,841,741	34,847,421	—		47,689,162
REITs - Diversified	—	16,792,501	—		16,792,501
All Other Convertible Preferred Stocks*	26,289,593	—	—		26,289,593

Total Convertible Preferred Stocks	48,324,796	76,841,699	—		125,166,495

Non-Convertible Preferred Stocks
REITs - Office Property	—	1,955,100	—		1,955,100
REITs - Warehouse/Industrials	—	7,790,674	—		7,790,674
All Other Non-Convertible Preferred Stocks*	889,741	—	—		889,741

Total Non-Convertible Preferred Stocks	889,741	9,745,774	—		10,635,515

Total Preferred Stocks	49,214,537	86,587,473	—		135,802,010

Closed-End Investment Companies	3,221,735	—	—		3,221,735
Warrants	—	11,091,204	—		11,091,204
Short-Term Investments	—	1,542,262,037	—		1,542,262,037

Total	$668,425,090	$6,604,475,602	$44,522,006		$7,317,422,698

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser ($4,752,502) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($18,067,983).
(b)	Includes a security fair valued at zero using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser.
(d)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or June 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Other	$20,680,219		$—	$—	$1,359,440	$1,077,940	$(297,114)	$—	$—	$22,820,485	(a)	$1,421,286
Airlines	455,986		—	—	—	—	—	—	(455,986)	—		—
Independent Energy	—		21,313	—	(21,313)	4,307,160	—	—	—	4,307,160		(21,313)
Metals & Mining	4,101		57,410	—	(61,511)	—	—	—	—	—	(a)	(61,511)
Oil Field Services	—		1,730	—	(600,630)	5,869,220	—	—	—	5,270,320		(600,630)

Senior Loans
Technology	—		88,484	—	(12,425)	—	—	7,244,624	—	7,320,683		(12,425)

Loan Participations
ABS Other	8,343,807		—	(65,527)	458,691	—	(8,736,971)	—	—	—		—

Common Stocks
Oil, Gas & Consumable Fuels	—		—	—	(6,951,744)	3,016,861	—	8,738,241	—	4,803,358		(6,951,744)
Specialty Retail	—	(a)	—	—	—	—	—	—	—	—	(a)	—

Total	$29,484,113		$168,937	$(65,527)	$(5,829,492)	$14,271,181	$(9,034,085)	$15,982,865	$(455,986)	$44,522,006		$(6,226,337)

(a)	Includes a security fair valued at zero using Level 3 inputs.

A debt security valued at $455,986 was transferred from Level 3 to Level 2 during the period ended June 30, 2019. At September 30, 2018, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $7,244,624 was transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A common stock valued at $8,738,241 was transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, this security was valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019, this security was valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2019 (Unaudited)

Treasuries	15.8%
Banking	5.3
Independent Energy	5.1
Pharmaceuticals	4.0
Healthcare	3.9
Finance Companies	3.8
Diversified Telecommunication Services	3.6
Cable Satellite	3.4
Airlines	3.0
Oil Field Services	2.7
Wirelines	2.7
Technology	2.7
Chemicals	2.3
Other Investments, less than 2% each	19.6
Short-Term Investments	20.8
Closed-End Investment Companies	0.0 *

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%

*	Less than 0.1%

Currency Exposure Summary at June 30, 2019 (Unaudited)

United States Dollar	79.9%
Mexican Peso	6.4
Canadian Dollar	5.6
Australian Dollar	2.8
New Zealand Dollar	2.0
Other, less than 2% each	2.0

Total Investments	98.7
Other assets less liabilities	1.3

Net Assets	100.0%